SHORT-TERM INVESTMENTS (Details) In Thousands, unless otherwise specified	12 Months Ended							1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2013 Trust Fund Managed By Hainan Airline Group CNY	Dec. 31, 2012 Trust Fund Managed By Hainan Airline Group CNY	Jun. 30, 2012 Trust Fund Managed By Hainan Airline Group CNY	May 31, 2011 Trust Fund Managed By Zhongrong Trust Co., initial investment May 2010 CNY	May 31, 2010 Trust Fund Managed By Zhongrong Trust Co., initial investment May 2010 CNY	Mar. 31, 2012 Trust Fund Managed By Zhongrong Trust Co., initial investment March 2011 CNY	Mar. 31, 2011 Trust Fund Managed By Zhongrong Trust Co., initial investment March 2011 CNY	Apr. 30, 2012 Trust Fund Managed By Minmetal International Trust Co., initial investment April 2011 CNY	Apr. 30, 2011 Trust Fund Managed By Minmetal International Trust Co., initial investment April 2011 CNY	May 31, 2012 Trust Fund Managed By Minmetal International Trust Co., initial investment May 2011 CNY	Dec. 31, 2011 Trust Fund Managed By Minmetal International Trust Co., initial investment May 2011 CNY	May 31, 2011 Trust Fund Managed By Minmetal International Trust Co., initial investment May 2011 CNY
SHORT-TERM INVESTMENTS
Held to maturity investments									8,000		6,000		3,000			8,000
Investment income	234	1,460	234	1,460				646		605		241		388	387
Equity method investment				8,000			8,000
Ownership interest							12.75%
Share of earnings on investment	$ 115	692		261	480	480